Business, Liquidity and Summary of Significant Accounting Policies (Details 3) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ 1,067	$ 414	$ 3,337	$ (6,477)
Net income (loss) applicable to common stockholders			2,647	(12,477)
Change in fair value liability for price adjustable warrants	(1,779)	(1,729)	(7,309)
Net loss excluding change in fair value liability for price adjustable warrants	$ (712)	$ (1,315)	$ (4,662)	$ (12,477)
Weighted average common shares outstanding - denominator basic (in shares)	28,403,000	25,632,000	26,302,394	24,634,535
Effect of price adjustable warrants (in shares)	(13,750,000)	6,923,000	6,573
Diluted (in shares)	14,653,000	32,555,000	32,874,955	24,634,535
Net income (loss) per common share - basic (in dollars per share)	$ 0.04	$ 0.02	$ 0.10	$ (0.51)
Net loss per common share - diluted (in dollars per share)	$ (0.05)	$ (0.04)	$ (0.14)	$ (0.51)